Inventory (Details Narrative) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Inventory Abstract
Change in Inventories	€ 13,900,000	€ 0
Inventories	8,800,000	17,600,000
Inventory production	500,000	500,000
Inventory cost materials	€ 1,300,000	€ 400,000